Revenue (Tables)	3 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Summarizes the Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue:

(in thousands)	September 30, 2022	June 30, 2022
Balance, beginning of period	$46	$122
Deferral of revenue	$—	67
Revenue recognized	(7)	(143)
Balance, end of period	$39	$46